International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows	12 Months Ended
Dec. 31, 2011
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows

(24) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Cash Flows
(Parent Company Only)

Years ended December 31, 2011, 2010 and 2009
(Dollars in Thousands)

	2011	2010	2009
Operating activities:
Net income	$127,149	$130,023	$142,742
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of junior subordinated interest deferrable debentures	9	35	35
Investment securities transactions, net	2	1,135	(6,586)
Accretion of investment securities discounts	—	(232)	(325)
Stock compensation expense	387	534	655
(Decrease) increase in other liabilities	(3,234)	4,976	(309)
Equity in undistributed net income of subsidiaries	(78,806)	(81,923)	(96,414)

Net cash provided by operating activities	45,507	54,548	39,798

Investing activities:
Contributions to subsidiaries	—	—	(138,103)
Principal collected on mortgage-backed securities	1,355	3,324	2,791
Net (increase) decrease in notes receivable	(245)	(150)	250
Increase in other assets	(4,193)	(8,311)	(9,215)

Net cash used in investing activities	(3,083)	(5,137)	(144,277)

Financing activities:
Repayment of trust preferred securities	(10,400)	—	—
Proceeds from stock transactions	113	484	2,705
Payments of cash dividends—common	(25,648)	(24,444)	(23,262)
Payments of cash dividends—preferred	(10,800)	(10,800)	(9,660)
Purchase of treasury stock	(6,435)	(6,949)	(9,346)

Net cash used in financing activities	(53,170)	(41,709)	(39,563)

(Decrease) increase in cash	(10,746)	7,702	(144,042)
Cash at beginning of year	24,414	16,712	160,754

Cash at end of year	$13,668	$24,414	$16,712